UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Logan Circle Partners Core Plus Fund

Semi-Annual Report	April 30, 2017

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2017
(Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec. gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-252-4993; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 37.4%

	Face Amount	Value

CONSUMER DISCRETIONARY — 4.0%
Charter Communications Operating
4.464%, 07/23/22	$25,000	$26,551
Clear Channel Worldwide Holdings
6.500%, 11/15/22	40,000	40,800
Darden Restaurants
6.800%, 10/15/37	20,000	24,888
Discovery Communications
6.350%, 06/01/40	25,000	26,869
5.625%, 08/15/19	19,000	20,470
General Motors
4.875%, 10/02/23	40,000	42,646
Kohl’s
5.550%, 07/17/45	20,000	18,071
Land O’ Lakes
7.250%, 06/15/65 (A)	50,000	50,625
6.000%, 11/15/22 (A)	35,000	38,675
Lowe’s
3.100%, 05/03/27	10,000	9,999
Newell Brands
5.000%, 11/15/23	25,000	26,774
NVR
3.950%, 09/15/22	25,000	26,035

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
QVC
4.375%, 03/15/23	$5,000	$5,032
Sky
6.100%, 02/15/18 (A)	20,000	20,661
Time Warner
4.750%, 03/29/21	20,000	21,593
3.800%, 02/15/27	25,000	24,890

		424,579

CONSUMER STAPLES — 1.7%
Altria Group
10.200%, 02/06/39	20,000	33,919
9.250%, 08/06/19	28,000	32,409
Kraft Heinz Foods
4.875%, 02/15/25 (A)	55,000	58,892
Reynolds American
8.125%, 05/01/40	15,000	20,696
6.875%, 05/01/20	30,000	33,902

		179,818

ENERGY — 5.4%
Anadarko Petroleum
6.450%, 09/15/36	16,000	18,962
Apache
6.900%, 09/15/18	10,000	10,651
Canadian Oil Sands
7.750%, 05/15/19 (A)	20,000	21,859
4.500%, 04/01/22 (A)	30,000	30,721
DCP Midstream Operating
2.500%, 12/01/17	5,000	5,006
Devon Financing
7.875%, 09/30/31	45,000	59,101
Ecopetrol
5.875%, 05/28/45	10,000	9,177
4.125%, 01/16/25	35,000	33,845
Energy Transfer Partners
6.050%, 06/01/41	25,000	26,603
EnLink Midstream Partners
4.150%, 06/01/25	30,000	30,124
Enterprise Products Operating
7.034%, 01/15/68 (B)	15,000	15,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
MPLX
4.125%, 03/01/27	$40,000	$40,517
NGPL PipeCo
7.119%, 12/15/17 (A)	35,000	35,941
Petroleos Mexicanos
5.625%, 01/23/46	70,000	62,318
5.375%, 03/13/22 (A)	20,000	21,025
Rockies Express Pipeline
6.850%, 07/15/18 (A)	20,000	20,972
Tennessee Gas Pipeline
8.375%, 06/15/32	25,000	31,762
Transocean
4.500%, 10/15/17	29,000	29,072
Williams Partners
5.800%, 11/15/43	10,000	10,907
3.600%, 03/15/22	50,000	51,167

		565,218

FINANCIALS — 10.0%
American Express Credit MTN
3.300%, 05/03/27	20,000	19,755
Anheuser-Busch InBev Finance
3.650%, 02/01/26	25,000	25,476
Apollo Management Holdings
4.400%, 05/27/26 (A)	20,000	20,615
Assurant
2.500%, 03/15/18	30,000	30,172
Athene Global Funding
2.750%, 04/20/20 (A)	20,000	20,007
Bank of America MTN
4.244%, 04/24/38 (B)	10,000	10,023
3.824%, 01/20/28 (B)	15,000	15,111
3.705%, 04/24/28 (B)	10,000	10,014
3.124%, 01/20/23 (B)	25,000	25,261
Bank of Montreal MTN
2.100%, 12/12/19	25,000	25,122
1.900%, 08/27/21	20,000	19,659
Carlyle Holdings II Finance
5.625%, 03/30/43 (A)	20,000	20,759
Citigroup
4.450%, 09/29/27	25,000	25,578

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Citigroup Capital III
7.625%, 12/01/36	$20,000	$23,553
Compass Bank
6.400%, 10/01/17	40,000	40,706
Credit Suisse Group
6.250%, 12/29/49 (A) (B)	40,000	41,712
Farmers Exchange Capital III
5.454%, 10/15/54 (A) (B)	25,000	25,750
Ford Motor Credit
2.551%, 10/05/18	25,000	25,169
Goldman Sachs Capital I
6.345%, 02/15/34	45,000	53,847
Goldman Sachs Group
3.850%, 01/26/27	25,000	25,405
Goldman Sachs Group MTN
2.922%, 10/28/27 (B)	40,000	41,230
HSBC Bank
7.650%, 05/01/25	15,000	18,541
1.625%, 06/29/49 (B)	50,000	40,326
HSBC Bank USA, NY
5.875%, 11/01/34	20,000	24,110
ING Bank
5.800%, 09/25/23 (A)	20,000	22,385
ING Groep
3.950%, 03/29/27	15,000	15,362
Janus Capital Group
4.875%, 08/01/25	20,000	21,462
JPMorgan Chase
3.782%, 02/01/28 (B)	10,000	10,170
KeyCorp MTN
2.300%, 12/13/18	35,000	35,184
KKR Group Finance III
5.125%, 06/01/44 (A)	10,000	10,276
Mercury General
4.400%, 03/15/27	20,000	20,188
MetLife
10.750%, 08/01/39	30,000	48,000
Morgan Stanley
3.625%, 01/20/27	25,000	25,068
Morgan Stanley MTN
2.553%, 10/24/23 (B)	30,000	30,470

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Mutual of Omaha Insurance
4.297%, 07/15/54 (A) (B)	$35,000	$35,175
Royal Bank of Canada MTN
2.125%, 03/02/20	20,000	20,057
Sirius International Group
7.506%, 05/29/49 (A) (B)	30,000	30,600
Toronto-Dominion Bank MTN
2.125%, 04/07/21	25,000	24,884
USF&G Capital III
8.312%, 07/01/46 (A)	15,000	19,742
Validus Holdings
8.875%, 01/26/40	15,000	21,165
Wells Fargo
3.069%, 01/24/23	40,000	40,458

		1,058,547

HEALTH CARE — 3.7%
Abbott Laboratories
3.750%, 11/30/26	30,000	30,369
2.900%, 11/30/21	30,000	30,287
AbbVie
2.500%, 05/14/20	25,000	25,217
Anthem
3.125%, 05/15/22	25,000	25,430
AstraZeneca
2.375%, 11/16/20	25,000	25,177
Gilead Sciences
2.550%, 09/01/20	45,000	45,591
Mylan
5.250%, 06/15/46	35,000	35,937
3.950%, 06/15/26	80,000	79,128
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	45,000	44,746
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/26	35,000	32,588
2.800%, 07/21/23	20,000	19,258

		393,728

INDUSTRIALS — 1.6%
AerCap Global Aviation Trust
6.500%, 06/15/45 (A) (B)	15,000	15,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	$27,269	$27,439
Caterpillar Financial Services MTN
1.350%, 05/18/19	25,000	24,790
General Electric
5.250%, 12/06/17	20,000	20,465
4.500%, 03/11/44	25,000	27,293
Johnson Controls International
5.125%, 09/14/45	20,000	22,382
Raytheon
6.400%, 12/15/18	25,000	26,919

		165,038

INFORMATION TECHNOLOGY — 2.8%
Broadcom
3.000%, 01/15/22 (A)	30,000	30,237
Dell International
8.350%, 07/15/46 (A)	50,000	64,714
6.020%, 06/15/26 (A)	45,000	49,425
Harris
1.999%, 04/27/18	25,000	25,062
Hewlett Packard Enterprise
6.200%, 10/15/35	35,000	37,340
2.450%, 10/05/17	20,000	19,944
Oracle
1.900%, 09/15/21	25,000	24,745
Seagate HDD Cayman
4.875%, 03/01/24 (A)	25,000	24,861
Tyco Electronics Group
6.550%, 10/01/17	20,000	20,409

		296,737

MATERIALS — 3.7%
Albemarle
5.450%, 12/01/44	30,000	33,349
ArcelorMittal
7.750%, 03/01/41	10,000	11,250
Barrick Gold
4.100%, 05/01/23	11,000	11,961
Barrick North America Finance
4.400%, 05/30/21	30,000	32,434

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
Blue Cube Spinco
10.000%, 10/15/25	$55,000	$67,787
CF Industries
5.375%, 03/15/44	55,000	47,919
Freeport-McMoRan
5.450%, 03/15/43	40,000	34,100
4.550%, 11/14/24	25,000	23,487
Georgia-Pacific
8.875%, 05/15/31	25,000	38,588
Glencore Funding
4.000%, 03/27/27 (A)	55,000	54,752
Westlake Chemical
4.875%, 05/15/23	15,000	15,681
WestRock MWV
7.375%, 09/01/19	20,000	22,282

		393,590

REAL ESTATE — 0.3%
American Tower Trust ‡
3.070%, 03/15/23 (A)	20,000	20,077
Hospitality Properties Trust ‡
4.950%, 02/15/27	10,000	10,416

		30,493

TELECOMMUNICATION SERVICES — 3.1%
AT&T
5.250%, 03/01/37	20,000	20,512
4.550%, 03/09/49	10,000	9,000
BellSouth
6.000%, 11/15/34	20,000	21,609
Intelsat Jackson Holdings
7.250%, 04/01/19	40,000	38,450
Nokia
6.625%, 05/15/39	35,000	38,266
Verizon Communications
5.150%, 09/15/23	20,000	22,134
4.672%, 03/15/55	60,000	54,776
4.125%, 03/16/27	35,000	35,789
1.375%, 08/15/19	45,000	44,408

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TELECOMMUNICATION SERVICES — continued
Vodafone Group
5.450%, 06/10/19	$35,000	$37,416

		322,360

UTILITIES — 1.1%
Duke Energy Progress
4.100%, 03/15/43	15,000	15,208
Exelon
2.850%, 06/15/20	25,000	25,438
Great Plains Energy
5.292%, 06/15/22 (C)	25,000	27,459
NextEra Energy Capital Holdings
3.550%, 05/01/27	15,000	15,096
Public Service of Colorado
2.250%, 09/15/22	30,000	29,644

		112,845

TOTAL CORPORATE OBLIGATIONS
(Cost $3,895,959)		3,942,953

MORTGAGE-BACKED SECURITIES — 32.1%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 27.5%
FHLMC
5.500%, 06/01/41	11,658	13,117
4.000%, 08/01/44 to 02/01/46	145,119	153,753
3.500%, 08/01/30 to 05/01/46	159,612	165,318
FHLMC Multifamily Structured Pass-Through Certificates, Ser K053, Cl A2
2.995%, 12/25/25	15,000	15,314
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	35,000	36,651
FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.452%, 02/25/18 (B)	851,581	6,592
FHLMC Multifamily Structured Pass-Through Certificates, Ser K706, IO
1.547%, 10/25/18 (B)	2,018,394	37,481

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
1.479%, 09/25/22 (B)	$16,039	$16,119
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1
2.849%, 03/25/26	60,000	59,956
FHLMC, Ser 2003-2632, Cl AB
4.500%, 06/15/18	5,586	5,664
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	11,504	12,538
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	47,637	47,812
FHLMC, Ser R006, Cl ZA
6.000%, 04/15/36	23,606	26,934
FNMA
6.000%, 09/01/39	2,453	2,777
5.500%, 04/01/36 to 07/01/40	60,623	67,993
5.000%, 02/01/31	67,210	73,758
4.500%, 04/01/35 to 03/01/46	74,410	81,285
4.000%, 09/01/43 to 05/01/47	140,427	148,736
3.500%, 12/31/20 to 12/01/46	419,386	432,985
3.000%, 12/01/46 to 03/01/47	330,398	330,359
2.550%, 07/01/26	24,682	24,367
FNMA TBA
4.500%, 05/01/38	100,000	107,578
4.000%, 05/01/39	225,000	236,953
3.500%, 05/15/45	215,000	221,072
3.000%, 05/25/26 to 05/15/45	185,000	185,381
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	3,167	3,719
FNMA, Ser 2004-54, Cl ES
6.618%, 04/25/27 (B)	22,275	25,697
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	12,637	13,911
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	59,395	69,225

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
GNMA
5.500%, 07/20/43 to 09/20/43	$16,141	$17,853
5.294%, 05/20/60 (B)	53,195	55,300
4.626%, 06/20/62 (B)	95,892	99,956
4.546%, 12/20/66 (B)	30,227	33,372
4.511%, 01/20/67 (B)	65,453	72,375

		2,901,901

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.6%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	2,339	2,340
Commercial Mortgage Trust, Ser 2006-C8, Cl AJ
5.377%, 12/10/46	26,354	26,410
Commercial Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/48	30,000	31,375
Commercial Mortgage Trust, Ser 2015-PC1, Cl B
4.443%, 07/10/50 (B)	35,000	35,219
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl B
4.882%, 07/15/37	3,961	3,957
CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	27,698	28,128
Deutsche Mortgage Securities Re-REMIC Trust Certificates,
Ser 2007-WM1, Cl A1
3.977%, 06/27/37 (A) (B)	24,163	24,321
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
3.173%, 04/25/35 (B)	12,901	12,960
FREMF Mortgage Trust, Ser 2013-K24, Cl B
3.502%, 11/25/45 (A) (B)	25,000	25,629
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (B)	2,091	2,093
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.981%, 02/12/51 (B)	10,000	10,119

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD11, Cl AM
5.841%, 06/15/49 (B)	$25,000	$25,636
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP11, Cl A4
6.004%, 06/15/49 (B)	2,372	2,371
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	26,901	26,888
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
3.103%, 07/25/35 (B)	13,345	13,245
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
6.052%, 07/15/44 (B)	35,000	35,102
LB-UBS Commercial Mortgage Trust, Ser 2001-C3, Cl X, IO
0.399%, 06/15/36 (A) (B)	455,847	1,300
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl F
5.350%, 11/15/40 (B)	10,000	10,192
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.710%, 10/25/35 (B)	24,212	24,213
Merrill Lynch Mortgage Investors Trust, Ser 2005-A10, Cl A
1.192%, 02/25/36 (B)	13,101	12,445
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AM
5.856%, 09/12/49 (B)	25,000	25,316
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
4.830%, 02/15/47 (B)	35,000	36,686
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.500%, 08/15/47 (B)	10,000	9,333
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.791%, 06/11/42 (B)	4,197	4,195
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A4
8.500%, 06/25/35 (A)	25,703	26,756
Rialto Real Estate Fund LLC, Ser 2015-LT7, Cl A
3.000%, 12/25/32 (A)	2,558	2,559

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl AM
6.057%, 06/15/45 (B)	$20,000	$20,190

		478,978

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,392,864)		3,380,879

U.S. TREASURY OBLIGATIONS — 16.5%

U.S. Treasury Bond
2.875%, 11/15/46	240,000	235,894
2.250%, 08/15/46	235,000	201,733
U.S. Treasury Note
2.250%, 02/15/27	200,000	199,414
2.125%, 03/31/24	290,000	290,589
1.875%, 03/31/22	535,000	536,369
1.500%, 08/15/26	290,000	274,178

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,731,578)		1,738,177

ASSET-BACKED SECURITIES — 6.7%

1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (A)	25,000	28,543
Access Group, Ser 2003-A, Cl A3
1.743%, 07/01/38	27,886	26,789
AccessLex Institute, Ser 2006-1, Cl B
1.380%, 08/25/37 (B)	36,022	32,490
Bear Stearns Asset Backed Securities I Trust, Ser 2005-FR1, Cl M1
1.741%, 06/25/35 (B)	30,522	30,348
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/21	20,000	19,952
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/18	46,192	46,184
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	25,000	26,436
Credit Suisse Commercial Mortgage Trust, Ser 2006-C1, Cl G
5.850%, 02/15/39 (A) (B)	13,256	13,061

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl A4
5.695%, 09/15/40 (B)	$24,525	$24,596
Drive Auto Receivables Trust, Ser 2017-AA, Cl B
2.510%, 01/15/21 (A)	25,000	25,051
GSMPS Mortgage Loan Trust, Ser 1999-3, Cl A
8.000%, 08/19/29 (A) (B)	57,526	52,162
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 01/15/24	50,000	52,019
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A) (B)	25,000	24,955
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
1.346%, 12/25/33 (B)	23,014	22,123
Purchasing Power Funding, Ser 2015-A, Cl A1
3.500%, 10/15/39 (A)	16,039	16,041
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36 (C)	13,569	13,576
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A3
1.580%, 09/16/19	10,330	10,334
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/19	36,610	36,579
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A2
1.311%, 03/15/23 (B)	19,868	19,880
Small Business Administration Participation, Ser 2017-20D, Cl 1
2.840%, 04/01/37	25,000	25,092
SMART ABS Trust, Ser 2015-3US, Cl A3A
1.660%, 08/14/19	25,000	24,935
SoFi Professional Loan Program, Ser 2014-B, Cl A2
2.550%, 08/27/29 (A)	33,744	33,883
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl G
5.781%, 01/15/45 (A) (B)	50,000	49,126
Wells Fargo Commercial Mortgage Trust, Ser 2017-RB1, Cl A5
3.635%, 03/15/50	25,000	25,932
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/23	20,000	19,894

TOTAL ASSET-BACKED SECURITIES (Cost $701,248)		699,981

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

MUNICIPAL BONDS — 1.1%

	Face Amount	Value

DELAWARE — 0.4%
AccessLex Institute, Ser 2003-A, Cl A2, RB
1.743%, 07/01/38 (B)	$43,468	$43,174

GEORGIA — 0.7%
Municipal Electric Authority of Georgia, Ser 2010-A, RB
7.055%, 04/01/57	40,000	43,235
6.637%, 04/01/57	25,000	29,434

		72,669

TOTAL MUNICIPAL BONDS (Cost $124,501)		115,843

LOAN PARTICIPATIONS — 0.4%

MicDermid, Term Loan
0.000%, 06/07/23	22,078	22,161
Sungard Availability Services Capital, Term Loan
6.000%, 03/29/19	17,615	17,394

TOTAL LOAN PARTICIPATIONS (Cost $38,397)		39,555

PREFERRED STOCK — 0.2%

	Shares

FINANCIALS — 0.2%
Morgan Stanley, 5.850% (B)	950	25,061

TOTAL PREFERRED STOCK (Cost $23,750)		25,061

U.S. TREASURY BILL — 6.6%

U.S. Treasury Bill
0.695%, 05/11/17 (D)	700,000	699,871

TOTAL U.S. TREASURY BILL (Cost $699,865)		699,871

TOTAL INVESTMENTS — 101.0% (Cost $10,608,162)		$10,642,320

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

Percentages are based on Net Assets of $10,539,510.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2017 was $1,129,595 and represents 10.7% of Net Assets.

(B)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2017.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2017. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
‡	Real Estate Investment Trust

ABS — Asset-Based Security

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Investment Conduit

REMIC — Real Estate Investment Conduit

Ser — Series

TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $10,608,162)	$10,642,320
Cash Equivalents	625,184
Foreign Currency, at Value (Cost $1,906)	284
Receivable for Investment Securities Sold	261,926
Dividends and Interest Receivable	69,162
Receivable from Investment Adviser	26,950
Prepaid Expenses	16,982
Reclaims Receivable	278

Total Assets	11,643,086

Liabilities:
Payable for Investment Securities Purchased	1,028,274
Payable due to Administrator	9,041
Chief Compliance Officer Fees Payable	2,144
Payable due to Trustees	1,803
Other Accrued Expenses	62,314

Total Liabilities	1,103,576

Net Assets	$10,539,510

NET ASSETS CONSIST OF:
Paid-in Capital	$10,622,579
Undistributed Net Investment Income	10,109
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(125,714)
Net Unrealized Appreciation on Investments	34,158
Net Unrealized Depreciation on Foreign Currency Translations	(1,622)

Net Assets	$10,539,510

I Class Shares
Net Assets	$10,539,362
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,063,061

Net Asset Value, Offering and Redemption Price Per Share	$9.91

R Class Shares
Net Assets	$148
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	15

Net Asset Value, Offering and Redemption Price Per Share	$9.90*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest	$149,400
Dividends	497

Total Investment Income	149,897

Expenses
Administration Fees - Note 4	54,497
Investment Advisory Fees - Note 5	20,563
Trustees’ Fees	7,547
Chief Compliance Officer Fees	2,835
Transfer Agent Fees	31,858
Legal Fees	20,951
Pricing Fees	15,436
Registration Fees	15,015
Audit Fees	13,810
Printing Fees	10,139
Custodian Fees	6,320
Insurance and Other Expenses	3,376

Total Expenses	202,347

Less:
Investment Advisory Fees Waived	(20,563)
Reimbursement of Expense from Investment Advisor	(158,648)

Net Expenses	23,136

Net Investment Income	126,761

Net Realized Gain (Loss) on:
Investments	(116,854)
Foreign Currency Transactions	1,729

Net Realized Loss	(115,125)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,334
Foreign Currency Translation	(1,622)

Net Change in Unrealized Appreciation	9,712

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(105,413)

Net Increase in Net Assets Resulting from Operations	$21,348

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations:
Net Investment Income	$126,761	$249,234
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(115,125)	131,947
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	9,712	153,415

Net Increase in Net Assets Resulting from Operations	21,348	534,596

Dividends and Distributions from:

Net Investment Income:
I Class	(139,751)	(263,381)
R Class	(2)	(4)

Net Realized Gains:
I Class	(84,869)	—
R Class	(1)	—

Total Dividends and Distributions	(224,623)	(263,385)

Capital Share Transactions:

I Class:
Issued	1	1
Reinvestment of Dividends	224,619	263,381
Redeemed	—	—

Increase from I Class Shares Capital Share Transactions	224,620	263,382

R Class:
Issued	1	2
Reinvestment of Dividends	3	4
Redeemed	—	(1)

Increase from R Class Shares Capital Share Transactions	4	5

Net Increase in Net Assets from Capital Share Transactions	224,624	263,387

Total Increase in Net Assets	21,349	534,598

Net Assets:
Beginning of Period	10,518,161	9,983,563

End of Period	$10,539,510	$10,518,161

Undistributed Net Investment Income	$10,109	$23,101

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Shares Issued and Redeemed:

I Class:
Issued	—	—
Reinvestment of Dividends	23,001	26,436
Redeemed	—	—

Increase in Shares Outstanding from I Class Share Transactions	23,001	26,436

R Class:
Issued	—	—
Reinvestment of Dividends	—	1
Redeemed	—	—

Increase in Shares Outstanding from R Class Share Transactions	—	1

Net Increase in Shares Outstanding from Share Transactions.	23,001	26,437

Amounts designated as “—” are $0 have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

For a share outstanding throughout the year or period

	I Class Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$10.11	$9.85	$10.00

Income from Operations:
Net Investment Income Gain(2)	0.12	0.24	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	0.28	(0.17)

Total from Operations	0.01	0.52	(0.02)

Dividends and Distributions from:
Net Investment Income	(0.13)	(0.26)	(0.13)
Net Realized Gains	(0.08)	—	—

Total Dividends and Distributions	(0.21)	(0.26)	(0.13)

Net Asset Value, End of Period	$9.91	$10.11	$9.85

Total Return †	0.19%	5.32%	(0.16)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,539	$10,518	$9,983
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45%**	0.45%	0.45%**
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	3.93%**	3.97%	4.72%**
Ratio of Net Investment Income to Average Net Assets	2.46%**	2.43%	1.85%**
Portfolio Turnover Rate	205%***	508%	798%***

Amounts designated as “—” are $0 or round to $0.

(1)	The Fund’s I Class Shares commenced operations on December 31, 2014.
(2)	Per share calculations were performed using average shares method.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

For a share outstanding throughout the year or period

	R Class Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$10.12	$9.86	$10.00

Income from Operations:
Net Investment Income Gain(2)	0.12	0.24	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)	0.28	(0.15)

Total from Operations	(0.01)	0.52	—

Dividends and Distributions from:
Net Investment Income	(0.13)	(0.26)	(0.14)
Net Realized Gains	(0.08)	—	—

Total Dividends and Distributions	(0.21)	(0.26)	(0.14)

Net Asset Value, End of Period	$9.90	$10.12	$9.86

Total Return †	(0.01)%	5.31%	0.05%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—	$—	$—
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.44%**	0.45%	0.45%**
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	3.93%**	3.97%	4.72%**
Ratio of Net Investment Income to Average Net Assets	2.46%**	2.44%	1.85%**
Portfolio Turnover Rate	205%***	508%	798%***

Amounts designated as “—” are $0 or round to $0.

(1)	The Fund’s R Class Shares commenced operations on December 31, 2014.
(2)	Per share calculations were performed using average shares method.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the Logan Circle Partners Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 —Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP. For details of the investment classifications, refer to the Schedule of Investments.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there were no Level 3 securities.

For the period ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses —Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs —Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2017, offering costs have been fully amortized.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

Cash Equivalents —Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2017, the Fund paid $54,497 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the period ended April 30, 2017, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement Logan Circle Partners, L.P., (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed (effective at Fund commencement) to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2018. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2018. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2017, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $348,148, expiring in 2018, $360,239, expiring in 2019, and $179,211, expiring in 2020.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than in-kind transactions and short-term investments, for the period ended April 30, 2017, were as follows:

	U.S.
	Government	Other	Total
Purchases	$15,511,420	$3,491,237	$19,002,657
Sales	15,858,822	3,298,209	19,157,031

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the period ended October 31, 2016 was as follows:

	Ordinary Income	Total
2016	$263,385	$263,385
2015	134,289	134,289

As October 31, 2016 of the components of distributed earnings on a tax basis were as follows:

Undistributed Ordinary Income	$107,898
Unrealized Appreciation	12,310
Other Temporary Differences	(2)

Total Distributable Earnings	$120,206

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. During the fiscal year ended October 31, 2016, the Fund utilized capital loss carryforwards of $38,459 to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2017, were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$10,608,162	$107,889	$(73,731)	$34,158

8. Other:

At April 30, 2017, 100% of I Class Shares total shares outstanding were held by one record related party shareholder and 100% of R Class Shares total shares outstanding were held by three record shareholders, owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration/Risks:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

10. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratios		Expenses Paid During Period*
Logan Circle Partners Core Plus Fund
Actual Fund Return
I Class Shares	$1,000.00	$1,001.90	0.45%		$2.23
R Class Shares	1,000.00	999.90	0.44%		2.18
Hypothetical 5% Return
I Class Shares	$1,000.00	$1,022.56	0.45%		$2.26
R Class Shares	1,000.00	1,021.32	0.70%	(1)	3.51

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period,
*	multiplied by 181/365 (to reflect the one-half year period).
(1)	The share class is expected to run at the expense limit of 0.70% when assets are contributed.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 8, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception. The Trustees also reviewed

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2017 (Unaudited)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Logan Circle Partners Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

Logan Circle Partners L.P.

1717 Arch Street, Suite 1500

Philadelphia, PA 19103

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

LCP-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017